Shareowners' Equity (Noncontrolling Interests) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Changes To Noncontrolling Interest
Beginning balance	$ 6,217	[1]	$ 5,444	[1]	$ 1,696
Net earnings	183		298		223
GECC issuance of preferred stock	0		990		3,960
GECC preferred stock dividend	(322)		(298)		(123)
Dividends	(74)		(80)		(42)
Dispositions	(81)		(175)		0
Synchrony Financial	2,393		0		0
AOCI and other	358		38		(270)
Ending balance	8,674	[1]	6,217	[1]	5,444	[1]
Other noncontrolling interests in consolidated affiliates
Changes To Noncontrolling Interest
Beginning balance	1,267
Synchrony Financial	2,531		0
Ending balance	1,193		1,267
GECC preferred stock
Changes To Noncontrolling Interest
GECC issuance of preferred stock	$ 4,950		$ 4,950

[1]	(c) Included AOCI attributable to noncontrolling interests of $(194) million and $(180) million at December 31, 2014 and 2013, respectively.